UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2016

VP Inflation Protection - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 52.1%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		12,112,169	14,200,417
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		5,267,803	6,443,287
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		13,011,905	15,108,969
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		12,772,781	16,069,755
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		16,918,273	16,467,993
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		11,933,873	11,236,255
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		11,080,395	12,437,090
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		6,338,367	6,150,111
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)		17,056,386	17,366,096
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,168,338	2,342,087
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		5,864,264	5,993,501
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		5,431,750	5,844,862
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		3,478,692	3,721,679
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		18,810,687	19,767,022
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,306,979	14,538,251
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		23,077,376	23,510,377
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,456,271	16,615,156
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		12,725,500	13,126,239
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		21,881,224	22,812,882
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		6,984,390	7,018,313
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		10,502,730	10,603,514
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		10,689,728	10,933,518
U.S. Treasury Inflation Indexed Notes, 3.625%, 4/15/28		3,216,701	4,436,178
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/40		9,771,999	12,511,657
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/41		9,256,309	11,944,433
TOTAL U.S. TREASURY SECURITIES (Cost $283,678,027)			301,199,642
SOVEREIGN GOVERNMENTS AND AGENCIES — 17.4%
Australia — 0.4%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,215,071
Canada — 0.8%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,792,428	1,762,866
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,343,969	2,642,210
			4,405,076
France — 4.0%
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,757,759	13,853,104
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	6,427,390	9,341,748
			23,194,852
Germany — 2.0%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,158,098	6,535,833
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	4,263,266	5,207,351
			11,743,184
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,690,878	7,576,657
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,593,458	5,178,861
			12,755,518
Japan — 1.5%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	144,204,200	1,310,132

Japanese Government CPI Linked Bond, 0.10%, 3/10/25	JPY	796,000,000	7,461,648
			8,771,780
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	500,000
United Kingdom — 6.4%
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	7,135,000	35,083,566
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	1,053,812	2,279,310
			37,362,876
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $106,177,470)			100,948,357
CORPORATE BONDS — 16.2%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	332,547
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	565,281
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	811,683
United Technologies Corp., 4.50%, 6/1/42		268,000	291,146
			2,000,657
Automobiles — 0.2%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	501,772
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		749,000	752,861
General Motors Co., 6.60%, 4/1/36		90,000	99,336
			1,353,969
Banks — 2.2%
Bank of America Corp., 5.75%, 12/1/17		1,705,000	1,812,667
Bank of America Corp., MTN, 3.30%, 1/11/23		830,000	838,478
BB&T Corp., MTN, 2.05%, 6/19/18		300,000	303,662
Branch Banking & Trust Co., 3.80%, 10/30/26		300,000	319,157
Capital One Financial Corp., 2.45%, 4/24/19		400,000	404,638
Capital One Financial Corp., 4.20%, 10/29/25		350,000	355,224
Capital One N.A., 1.65%, 2/5/18		400,000	397,341
Citigroup, Inc., 1.75%, 5/1/18		499,000	497,948
Citigroup, Inc., 4.05%, 7/30/22		760,000	792,246
Citigroup, Inc., 4.00%, 8/5/24		250,000	252,816
Citigroup, Inc., 4.40%, 6/10/25		500,000	511,033
Cooperatieve Rabobank UA, 3.875%, 2/8/22		499,000	532,941
Credit Suisse, MTN, 3.625%, 9/9/24		250,000	253,860
Fifth Third Bancorp, 4.30%, 1/16/24		165,000	174,286
Fifth Third Bank, 2.875%, 10/1/21		250,000	254,960
JPMorgan Chase & Co., 4.625%, 5/10/21		580,000	643,785
JPMorgan Chase & Co., 4.50%, 1/24/22		1,249,000	1,380,100
JPMorgan Chase & Co., 3.875%, 9/10/24		600,000	615,746
U.S. Bancorp, MTN, 3.60%, 9/11/24		799,000	843,242
Wells Fargo & Co., 5.625%, 12/11/17		749,000	802,754
Wells Fargo & Co., 4.125%, 8/15/23		400,000	427,272
Wells Fargo & Co., MTN, 3.55%, 9/29/25		375,000	393,793
			12,807,949
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		200,000	224,012
Diageo Capital plc, 2.625%, 4/29/23		500,000	508,214
			732,226
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22		577,000	588,240
Amgen, Inc., 5.85%, 6/1/17		137,000	144,266
Amgen, Inc., 3.625%, 5/22/24		350,000	370,058

Celgene Corp., 3.625%, 5/15/24	150,000	155,366
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	936,153
		2,194,083
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	317,574
Chemicals — 0.4%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	309,289
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	178,687
Ecolab, Inc., 4.35%, 12/8/21	624,000	690,120
LYB International Finance BV, 4.875%, 3/15/44	400,000	400,444
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	240,578
Mosaic Co. (The), 5.625%, 11/15/43	200,000	208,609
		2,027,727
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	227,458
Waste Management, Inc., 3.50%, 5/15/24	400,000	419,241
Waste Management, Inc., 3.125%, 3/1/25	350,000	359,523
		1,006,222
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	180,756
Cisco Systems, Inc., 1.60%, 2/28/19	200,000	203,013
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	675,225
		1,058,994
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	800,000	797,714
American Express Credit Corp., 1.30%, 7/29/16	370,000	370,629
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	249,383
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	262,817
Discover Financial Services, 3.75%, 3/4/25	300,000	292,673
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	493,168
PNC Bank N.A., 6.00%, 12/7/17	499,000	530,070
		2,996,454
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	281,982
Diversified Financial Services — 1.5%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	355,931
GE Capital International Funding Co., 2.34%, 11/15/20(2)	1,203,000	1,234,301
General Electric Co., MTN, 4.375%, 9/16/20	315,000	351,692
General Electric Co., MTN, 4.65%, 10/17/21	115,000	131,357
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	506,709
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	256,014
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	721,181
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,355,654
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	362,406
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	300,000	307,776
HSBC Holdings plc, 5.10%, 4/5/21	624,000	687,153
HSBC Holdings plc, 4.30%, 3/8/26	200,000	206,501
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,876,664
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	534,310
		8,887,649
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 4.45%, 4/1/24	300,000	324,630
AT&T, Inc., 3.40%, 5/15/25	768,000	771,377

AT&T, Inc., 6.55%, 2/15/39	533,000	632,191
AT&T, Inc., 4.80%, 6/15/44	350,000	343,879
British Telecommunications plc, 5.95%, 1/15/18	324,000	349,570
Orange SA, 2.75%, 2/6/19	300,000	309,480
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	867,330
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	223,150
		3,821,607
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	326,266
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,285,090
Dollar General Corp., 4.15%, 11/1/25	120,000	126,372
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,160,475
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,052,598
		3,624,535
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,252,376
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	300,000	320,175
Mondelez International, Inc., 4.00%, 2/1/24	200,000	215,162
Unilever Capital Corp., 2.20%, 3/6/19	500,000	515,413
		2,303,126
Gas Utilities — 0.8%
Enbridge, Inc., 3.50%, 6/10/24	350,000	316,059
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	388,296
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	271,137
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	264,615
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	300,141
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	235,457
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	847,068
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	328,585
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	400,755
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	446,352
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	295,667
Williams Partners LP, 4.30%, 3/4/24	600,000	499,954
		4,594,086
Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 2.50%, 3/15/20	150,000	155,367
Medtronic, Inc., 2.75%, 4/1/23	312,000	320,620
Medtronic, Inc., 3.50%, 3/15/25	100,000	106,866
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	253,832
		836,685
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	405,054
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	208,110
Express Scripts, Inc., 7.25%, 6/15/19	324,000	375,755
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	429,024
		1,417,943
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	363,370
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	687,000	736,818
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	307,943
		1,044,761

Insurance — 1.0%
American International Group, Inc., 4.125%, 2/15/24	530,000	553,401
American International Group, Inc., 4.50%, 7/16/44	350,000	331,473
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	214,521
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	780,103
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	309,075
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	392,166
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	413,040
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	1,010,632
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	304,662
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	388,139
Prudential Financial, Inc., VRN, 3.02%, 5/2/16	189,000	189,709
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	310,721
Voya Financial, Inc., 2.90%, 2/15/18	499,000	506,973
XLIT Ltd., 2.30%, 12/15/18	250,000	251,015
		5,955,630
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	124,978
Machinery†
Deere & Co., 2.60%, 6/8/22	262,000	268,107
Media — 1.2%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	880,729
CBS Corp., 3.50%, 1/15/25	300,000	304,705
Comcast Corp., 6.50%, 11/15/35	556,000	739,435
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,456,444
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	817,207
Time Warner, Inc., 4.70%, 1/15/21	700,000	771,700
Time Warner, Inc., 3.60%, 7/15/25	300,000	308,661
Viacom, Inc., 4.50%, 3/1/21	843,000	910,044
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	512,032
		6,700,957
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	114,000	116,708
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	963,951
Newmont Mining Corp., 6.25%, 10/1/39	58,000	58,153
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	486,575
		1,625,387
Multi-Utilities — 0.7%
CMS Energy Corp., 6.25%, 2/1/20	250,000	287,631
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	888,026
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,202,667
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	305,059
Georgia Power Co., 4.30%, 3/15/42	250,000	255,296
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	266,519
Sempra Energy, 6.50%, 6/1/16	356,000	358,798
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	210,037
		3,774,033
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	152,258
Oil, Gas and Consumable Fuels — 1.3%
Apache Corp., 4.75%, 4/15/43	599,000	539,765
BP Capital Markets plc, 2.50%, 11/6/22	262,000	256,737
BP Capital Markets plc, 2.75%, 5/10/23	375,000	368,293

Chevron Corp., 2.43%, 6/24/20	350,000	357,687
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	399,499
ConocoPhillips Co., 2.40%, 12/15/22	887,000	841,575
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	205,045
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	229,105
Noble Energy, Inc., 4.15%, 12/15/21	874,000	874,233
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	300,796
Phillips 66, 4.65%, 11/15/34	300,000	298,574
Repsol Oil & Gas Canada, Inc., 3.75%, 2/1/21	—	—
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,093,749
Statoil ASA, 2.45%, 1/17/23	468,000	454,295
Total Capital SA, 2.125%, 8/10/18	350,000	355,885
		7,575,238
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	150,793
International Paper Co., 6.00%, 11/15/41	325,000	354,251
		505,044
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.45%, 3/15/22	900,000	935,903
Actavis Funding SCS, 3.85%, 6/15/24	350,000	367,617
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	523,417
Merck & Co., Inc., 2.40%, 9/15/22	499,000	509,422
Mylan, Inc., 2.60%, 6/24/18	210,000	210,218
Mylan, Inc., 2.55%, 3/28/19	300,000	300,589
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	199,409
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	637,677
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	311,690
		3,995,942
Real Estate Investment Trusts (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	220,498
Boston Properties LP, 3.65%, 2/1/26	150,000	155,439
Crown Castle International Corp., 4.45%, 2/15/26	200,000	208,216
Essex Portfolio LP, 3.625%, 8/15/22	250,000	259,703
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	244,396
Kilroy Realty LP, 3.80%, 1/15/23	331,000	337,926
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	469,608
		1,895,786
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	324,246
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	309,398
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	277,799
CSX Corp., 4.25%, 6/1/21	799,000	874,737
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	270,476
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	106,501
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	251,986
Union Pacific Corp., 2.75%, 4/15/23	250,000	252,573
		2,667,716
Software — 0.3%
Intuit, Inc., 5.75%, 3/15/17	443,000	460,445
Microsoft Corp., 2.125%, 11/15/22	787,000	797,050
Oracle Corp., 3.40%, 7/8/24	350,000	372,864
		1,630,359

Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	539,365
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	250,624
Apple, Inc., 3.25%, 2/23/26	200,000	208,865
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	250,000	260,333
HP, Inc., 4.30%, 6/1/21	350,000	364,858
Seagate HDD Cayman, 4.75%, 1/1/25	350,000	273,936
		1,358,616
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	480,069
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	551,378
TOTAL CORPORATE BONDS (Cost $91,306,420)		93,798,728
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	2,000,000	2,057,874
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	2,018,332
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,046,284
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	1,625,000	1,784,207
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,700,000	1,831,184
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/16	1,475,000	1,531,360
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,194,589
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	2,000,000	2,062,788
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,000,000	2,082,359
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/16(2)	2,500,000	2,609,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,455,000	1,613,885
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	1,075,000	1,190,687
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/16(2)	1,600,000	1,594,795
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,811,397)		24,617,908
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.1%
FHLMC, 4.50%, 4/1/41	13,474,575	14,753,627
FNMA, 4.50%, 5/1/39	3,952,032	4,382,926
FNMA, 4.00%, 11/1/41	1,534,626	1,650,481
FNMA, 4.00%, 11/1/41	1,058,369	1,134,854
FNMA, 4.00%, 2/1/42	1,632,529	1,756,061
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,967,048)		23,677,949
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	150,131	156,068
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	280,554	292,174
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, 3.50%, 3/25/46(2)	2,000,000	2,040,911
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	464,890	465,975
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	239,084	240,881
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 4/1/16(2)	1,400,000	1,447,912
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 4/1/16(2)	1,397,961	1,443,203
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	343,975	343,682
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 4/1/16	193,286	191,795
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/16	223,268	222,858
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	859,385	890,975
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/16(2)	1,329,497	1,347,863
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 4/1/16(2)	1,812,736	1,868,493

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.55%, 4/1/16	324,740	324,339
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.17%, 4/25/16	226,112	208,761
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.50%, 2/25/55(2)	2,000,000	2,042,813
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	455,876	468,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.79%, 4/1/16	1,184,807	1,202,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.79%, 4/1/16	2,144,160	2,225,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	82,567	83,719
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/16(2)	969,275	983,518
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,424,953)		18,492,226
ASSET-BACKED SECURITIES(3) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	1,996,886
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(2)	375,000	373,169
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 4/15/16(2)	1,550,000	1,551,457
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 4/7/16(2)	1,526,395	1,522,310
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,307,677	1,286,962
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	844,396	835,549
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	2,225,000	2,239,602
TOTAL ASSET-BACKED SECURITIES (Cost $9,848,999)		9,805,935
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	165,000	227,779
California GO, (Building Bonds), 7.55%, 4/1/39	500,000	765,700
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	350,000	329,052
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	125,000	187,391
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	121,071
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	125,000	174,294
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	250,000	363,805
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	125,000	143,654
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	130,000	160,485
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	125,000	167,469
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	94,490
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	125,000	157,081
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	284,125
TOTAL MUNICIPAL SECURITIES (Cost $3,065,047)		3,176,396
TEMPORARY CASH INVESTMENTS — 4.3%
BNP Paribas SA, 0.25%, 4/1/16(4)	1,786,000	1,785,983
Credit Agricole Corporate and Investment Bank, 0.27%, 4/1/16 (LOC: Credit Agricole SA)(4)	13,600,000	13,599,849
SSgA U.S. Government Money Market Fund, Class N	9,377,020	9,377,020
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,763,020)		24,762,852
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $584,042,381)		600,479,993
OTHER ASSETS AND LIABILITIES — (3.8)%		(22,105,098)
TOTAL NET ASSETS — 100.0%		$578,374,895

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,585,130	USD	1,968,675	UBS AG	6/15/16	6,441
USD	4,075,710	AUD	5,499,096	JPMorgan Chase Bank N.A.	6/15/16	(125,762)
CAD	1,520,840	USD	1,165,285	UBS AG	6/15/16	5,792
USD	587,363	CAD	775,427	JPMorgan Chase Bank N.A.	6/15/16	(9,731)
USD	1,143,727	CAD	1,520,652	JPMorgan Chase Bank N.A.	6/15/16	(27,205)
USD	3,719,254	CAD	4,980,007	UBS AG	6/15/16	(115,450)
CLP	786,432,163	USD	1,163,705	UBS AG	6/15/16	2,830
USD	1,141,825	CLP	786,432,162	UBS AG	6/15/16	(24,710)
EUR	123,556	USD	138,882	Deutsche Bank	6/15/16	2,021
USD	46,556,194	EUR	42,040,612	JPMorgan Chase Bank N.A.	6/15/16	(1,386,800)
USD	37,975,526	GBP	26,707,217	UBS AG	6/15/16	(391,276)
USD	1,269,762	GBP	901,043	UBS AG	6/15/16	(24,649)
JPY	61,280,290	USD	544,991	JPMorgan Chase Bank N.A.	6/15/16	614
USD	8,175,063	JPY	917,724,405	JPMorgan Chase Bank N.A.	6/15/16	4,162
KRW	2,070,365,490	USD	1,788,344	UBS AG	6/15/16	15,616
USD	1,709,351	KRW	2,070,365,495	UBS AG	6/15/16	(94,609)
NOK	9,693,001	USD	1,133,581	Barclays Bank plc	6/15/16	37,392
NOK	9,676,432	USD	1,167,399	UBS AG	6/15/16	1,572
USD	1,141,319	NOK	9,693,001	Barclays Bank plc	6/15/16	(29,654)
USD	1,138,796	NOK	9,676,432	JPMorgan Chase Bank N.A.	6/15/16	(30,175)
NZD	1,689,136	USD	1,168,559	UBS AG	6/15/16	(5,331)
SEK	9,672,070	USD	1,162,593	Barclays Bank plc	6/15/16	31,868
SEK	9,466,976	USD	1,147,247	UBS AG	6/15/16	21,886
USD	1,144,971	SEK	9,672,070	Barclays Bank plc	6/15/16	(49,491)
USD	856,143	TWD	28,123,430	UBS AG	6/15/16	(18,764)
						(2,203,413)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
192	U.S. Treasury 2-Year Notes	June 2016	42,000,000	2,568
54	U.S. Treasury 5-Year Notes	June 2016	6,542,859	(16,997)
			48,542,859	(14,429)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
34	U.S. Treasury 10-Year Notes	June 2016	4,433,281	22,767
97	U.S. Treasury Long Bonds	June 2016	15,950,438	118,001
33	U.S. Treasury Ultra Bonds	June 2016	5,693,531	106,802
			26,077,250	247,570

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(1,752,002)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(394,718)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(4,908,566)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(740,797)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(423,211)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(14,240)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,428,805)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(2,106,247)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(162,620)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(258,506)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(535,295)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(560,656)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(289,877)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,178,223)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(1,003,346)
						(19,757,109)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,625,672.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,123,936, which represented 8.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	301,199,642	—
Sovereign Governments and Agencies	—	100,948,357	—
Corporate Bonds	—	93,798,728	—
Commercial Mortgage-Backed Securities	—	24,617,908	—
U.S. Government Agency Mortgage-Backed Securities	—	23,677,949	—
Collateralized Mortgage Obligations	—	18,492,226	—
Asset-Backed Securities	—	9,805,935	—
Municipal Securities	—	3,176,396	—
Temporary Cash Investments	9,377,020	15,385,832	—
	9,377,020	591,102,973	—
Other Financial Instruments
Futures Contracts	250,138	—	—
Forward Foreign Currency Exchange Contracts	—	130,194	—
	250,138	130,194	—

Liabilities
Other Financial Instruments
Futures Contracts	16,997	—	—
Swap Agreements	—	19,757,109	—
Forward Foreign Currency Exchange Contracts	—	2,333,607	—
	16,997	22,090,716	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$584,344,960
Gross tax appreciation of investments	$25,355,414
Gross tax depreciation of investments	(9,220,381)
Net tax appreciation (depreciation) of investments	$16,135,033

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 26, 2016